SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
Schedule of Segment Reporting Information, by Segment
The following table summarizes certain financial data for ArcelorMittal’s operations by reportable segments.

	NAFTA	Brazil	Europe	ACIS	Mining	Others [1]	Elimination	Total
Year ended December 31, 2022
Sales to external customers	13,716	11,929	47,015	5,863	1,305	16	—	79,844
Intersegment sales [2]	58	1,803	248	505	2,091	16	(4,721)	—
Operating income (loss)	2,818	2,775	4,292	(930)	1,483	(315)	149	10,272
Depreciation and amortization	(427)	(246)	(1,268)	(369)	(234)	(36)	—	(2,580)
Impairment	—	—	—	(1,026)	—	—	—	(1,026)
Capital expenditures	500	708	1,204	483	488	85	—	3,468
Year ended December 31, 2021
Sales to external customers	12,492	10,830	43,200	8,392	1,640	17	—	76,571
Intersegment sales [2]	38	2,026	134	1,462	2,405	17	(6,082)	—
Operating income (loss)	2,800	3,798	5,672	2,705	2,371	(228)	(142)	16,976
Depreciation and amortization	(325)	(228)	(1,252)	(450)	(228)	(40)	—	(2,523)
Impairment reversal	—	—	218	—	—	—	—	218
Capital expenditures	369	412	1,282	619	302	24	—	3,008
Year ended December 31, 2020
Sales to external customers	13,438	5,613	27,989	5,034	1,185	11	—	53,270
Intersegment sales [2]	230	723	82	703	1,600	13	(3,351)	—
Operating income (loss)	1,684	777	(1,439)	209	1,247	(268)	(100)	2,110
Depreciation and amortization	(537)	(228)	(1,418)	(492)	(243)	(42)	—	(2,960)
Impairment / reversal	660	—	(527)	—	—	—	—	133
Capital expenditures	527	217	1,040	476	140	39	—	2,439
1.Others include all other operational and non-operational items which are not segmented, such as corporate and shared services, financial activities, and shipping and logistics.
2.Transactions between segments are reported on the same basis of accounting as transactions with third parties.

Reconciliation of Operating Income (Loss) to Net Income
The reconciliation from operating income to net income (including non-controlling interests) is as follows:

	Year ended December 31,
	2022	2021	2020
Operating income	10,272	16,976	2,110
Income from investments in associates and joint ventures	1,317	2,204	234
Financing costs - net	(334)	(1,155)	(1,256)
Income before taxes	11,255	18,025	1,088
Income tax expense	1,717	2,460	1,666
Net income (including non-controlling interests)	9,538	15,565	(578)

Schedule of Geographical Areas

	Year ended December 31,
	2022	2021	2020
Americas
United States [1]	8,835	7,300	9,991
Brazil	8,715	8,204	4,396
Canada	4,188	4,282	2,537
Mexico	2,876	2,356	1,707
Argentina	1,908	1,440	679
Others	1,538	1,826	872
Total Americas	28,060	25,408	20,182
Europe
Germany	7,761	6,541	4,200
Poland	5,930	5,298	3,231
France	5,703	4,874	3,115
Spain	4,737	4,187	2,817
Italy[2]	4,017	5,426	3,195
Czech Republic	1,432	1,362	752
Turkey	1,231	1,508	1,075
United Kingdom	1,593	1,519	966
Belgium	2,110	1,847	1,274
Netherlands	1,774	1,623	878
Russia	996	1,583	804
Romania	461	443	335
Ukraine	464	948	515
Others	6,310	5,025	3,148
Total Europe	44,519	42,184	26,305
Asia & Africa
South Africa	2,259	2,448	1,366
Morocco	806	689	492
Egypt	120	85	103
Rest of Africa	499	1,068	619
China	765	943	1,622
Kazakhstan	625	747	425
South Korea	383	608	331
India	131	142	142
Rest of Asia	1,677	2,249	1,683
Total Asia & Africa	7,265	8,979	6,783
Total	79,844	76,571	53,270
1.On December 9, 2020, the Company completed the sale of ArcelorMittal USA. Sales of divested operations were consolidated by ArcelorMittal until December 9, 2020, see note 2.3.1.
2.Sales in Italy includes sales from Acciaierie d'Italia until April 14, 2021 (see note 2.3.1).

	December 31,
	2022	2021
Americas
Canada	5,105	5,252
Brazil	4,075	3,306
United States[2]	1,079	117
Mexico	1,747	1,550
Argentina	404	342
Venezuela	24	31
Others	19	17
Total Americas	12,453	10,615
Europe
France	3,618	3,754
Germany	2,457	2,543
Belgium	2,534	2,616
Poland	2,302	2,312
Ukraine[3]	658	2,299
Spain	1,978	2,153
Luxembourg	1,998	1,476
Bosnia and Herzegovina	161	168
Romania	26	24
Czech Republic	27	28
Others	271	186
Total Europe	16,030	17,559
Asia & Africa
Kazakhstan	1,555	1,449
South Africa	567	511
Liberia	420	160
Morocco	88	97
Others	190	178
Total Asia & Africa	2,820	2,395
Unallocated assets	26,126	25,004
Total	57,429	55,573
1.Non-current assets do not include goodwill, deferred tax assets, investments in associates and joint ventures, other investments and other non-current financial assets (as they are not allocated to the individual countries). Such assets are presented under the caption “Unallocated assets”.
2.United States includes ArcelorMittal Texas HBI acquired on June 30, 2022 (see note 2.2.4).
3.Ukraine includes an impairment charge related to property, plant and equipment and intangibles with respect to ArcelorMittal Kryvyi Rih (see note 5.3).

Schedule of Sales by Product Type	The table below presents sales to external customers by product type. In addition to steel produced by the Company, amounts include material purchased for additional transformation and sold through distribution services. Mining products relate to the Company's own production. Others mainly include non-steel and by-products sales, manufactured and specialty steel products sales, shipping and other services.

	Year ended December 31,
	2022	2021	2020
Flat products	44,776	41,895	31,584
Long products	17,486	18,118	11,117
Tubular products	2,683	2,233	1,343
Mining products	1,391	1,860	1,451
Others	13,508	12,465	7,775
Total	79,844	76,571	53,270

Disaggregation of Revenue From Contracts With Customers
The tables below summarize the disaggregated revenue recognized from contracts with customers:

Year ended December 31, 2022	NAFTA	Brazil	Europe	ACIS	Mining	Others	Total
Steel sales	12,796	11,133	41,804	5,061	—	—	70,794
Non-steel sales [1]	491	189	2,212	373	1,274	—	4,539
By-product sales [2]	97	125	1,397	173	—	—	1,792
Other sales [3]	332	482	1,602	256	31	16	2,719
Total	13,716	11,929	47,015	5,863	1,305	16	79,844

Year ended December 31, 2021	NAFTA	Brazil	Europe	ACIS	Mining	Others	Total
Steel sales	12,127	10,225	38,302	7,148	—	—	67,802
Non-steel sales [1]	1	202	2,240	769	1,607	—	4,819
By-product sales [2]	132	111	943	171	—	—	1,357
Other sales [3]	232	292	1,715	304	33	17	2,593
Total	12,492	10,830	43,200	8,392	1,640	17	76,571

Year ended December 31, 2020	NAFTA	Brazil	Europe	ACIS	Mining	Others	Total
Steel sales	12,791	5,226	25,437	4,232	—	—	47,686
Non-steel sales [1]	141	108	620	452	1,154	—	2,475
By-product sales [2]	83	82	553	90	—	—	808
Other sales [3]	423	197	1,379	260	31	11	2,301
Total	13,438	5,613	27,989	5,034	1,185	11	53,270
1.Non-steel sales mainly relate to iron ore, coal, scrap and electricity.
2.By-product sales mainly relate to slag, waste and coke by-products.
3.Other sales are mainly comprised of shipping and other services.